UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             02/28/08
     ----------------------      ---------------             --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                101

Form 13F Information Value Total (thousands):     $106,409


List of Other Included Managers: NONE

                          Form 13F-HR Information Table

                               TITLE OF                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                   -----            -----    --------  -------  ---  ----  ----------  --------  ----    ------   ----
3M Company                 COM                  88579Y101     910     10794   SH             Sole               10794
Abbott Labs                COM                  002824100    1049     18682   SH             Sole               18682
Administaff                COM                  007094105     240      8480   SH             Sole                8480
ADP                        COM                  053015103    1592     35746   SH             Sole               35746
Advent Software            COM                  007974108     509      9400   SH             Sole                9400
Amgen                      COM                  031162100     744     16012   SH             Sole               16012
Anheuser Busch             COM                  035229103     522      9978   SH             Sole                9978
AutoZone Inc.              COM                  053332102    1496     12472   SH             Sole               12472
Avery Dennison             COM                  053611109     531      9984   SH             Sole                9984
Bank of America            COM                  060505104     736     17831   SH             Sole               17831
Bank of New York           COM                  064058100    2943     60343   SH             Sole               60343
Barclays PLC               ADR                  06738E204     522     12927   SH             Sole               12927
BLDRS  Index FDS TR        Dev Mkt Idx 100 ADR  09348r201    2798     88736   SH             Sole               88736
Boston Private             COM                  101119105     406     14988   SH             Sole               14988
Boston Scientific          COM                  101137107     395     33984   SH             Sole               33984
Bristol-Myers Squibb       COM                  110122108    1355     51082   SH             Sole               51082
Broadridge Fin Sol         COM                  11133T103     295     13139   SH             Sole               13139
CarMax Inc.                COM                  143130102     500     25336   SH             Sole               25336
Charles Schwab Co.         COM                  808513105    1770     69261   SH             Sole               69261
ChevronTexaco              COM                  166764100     979     10488   SH             Sole               10488
Citigroup                  COM                  172967101    1035     35155   SH             Sole               35155
Clorox                     COM                  189054109     747     11462   SH             Sole               11462
CME Group Inc.             COM                  12572Q105     631       920   SH             Sole                 920
Coach                      COM                  189754104     439     14361   SH             Sole               14361
Coca Cola Co.              COM                  191216100    2150     35038   SH             Sole               35038
Colgate Palmolive          COM                  194162103    1453     18642   SH             Sole               18642
CoStar Group               COM                  22160N109     359      7595   SH             Sole                7595
Dell Inc.                  COM                  24702R101     820     33448   SH             Sole               33448
Diageo PLC                 Sponsored ADR        25243Q205     935     10890   SH             Sole               10890
Dionex                     COM                  254546104     532      6423   SH             Sole                6423
Disney (Walt)              COM                  254687106     836     25897   SH             Sole               25897
DST Systems                COM                  233326107     686      8308   SH             Sole                8308
E*Trade Financial          COM                  269246104      53     14983   SH             Sole               14983
Eaton Vance                COM                  278265103     831     18292   SH             Sole               18292
eBay Inc.                  COM                  278642103    1196     36031   SH             Sole               36031
Ecolab                     COM                  278865100     995     19432   SH             Sole               19432
Equifax                    COM                  294429105     693     19047   SH             Sole               19047
Euronet Worldwide          COM                  298736109     316     10535   SH             Sole               10535
Expeditors Int'l           COM                  302130109     337      7538   SH             Sole                7538
Exxon Mobil                COM                  30231G102     616      6574   SH             Sole                6574
Factset Research           COM                  303075105     453      8131   SH             Sole                8131
Fair Isaac                 COM                  303250104     366     11386   SH             Sole               11386
Forward Air                COM                  349853101     316     10153   SH             Sole               10153
Franklin Resources         COM                  354613101     943      8238   SH             Sole                8238
General Electric           COM                  369604103    1663     44846   SH             Sole               44846
GlaxoSmithKline PLC        Sponsored ADR        37733W105     704     13975   SH             Sole               13975
Harte-Hanks                COM                  416196103     309     17867   SH             Sole               17867
Home Depot                 COM                  437076102     338     12547   SH             Sole               12547
Integra Lifesciences       COM                  457985208     420     10028   SH             Sole               10028
Intel Corp.                COM                  458140100    1342     50356   SH             Sole               50356

                               TITLE OF                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                   -----            -----    --------  -------  ---  ----  ----------  --------  ----    ------   ----
INVESCO PLC                Sponsored ADR        46127U104    2039     64978   SH             Sole               64978
Investment Tech. Group     COM                  46145F105     385      8086   SH             Sole                8086
iShares                    1-3 YR TRS BD        464287457     866     10531   SH             Sole               10531
iShares                    Lehman Agg Bnd       464287226    4721     46665   SH             Sole               46665
iShares                    MSCI EAFE Index      464287465   11358    144687   SH             Sole              144687
iShares                    MSCI Emerg Mkt       464287234     329      2192   SH             Sole                2192
iShares                    S&P 500 Index        464287200    1922     13096   SH             Sole               13096
iShares                    DJ SEL DIV INX       464287168    1265     19621   SH             Sole               19621
Johnson & Johnson          COM                  478160104    1996     29936   SH             Sole               29936
Kellogg                    COM                  487836108     701     13375   SH             Sole               13375
Kensey Nash                COM                  490057106     302     10104   SH             Sole               10104
Kraft Foods                COM                  50075N104     757     23210   SH             Sole               23210
Legg Mason                 COM                  524901105     694      9493   SH             Sole                9493
LoopNet                    COM                  543524300     291     20703   SH             Sole               20703
Marsh & McLennan           COM                  571748102     995     37595   SH             Sole               37595
Medtronic                  COM                  585055106    1567     31174   SH             Sole               31174
Merck                      COM                  589331107    1778     30612   SH             Sole               30612
Merit Medical              COM                  589889104     307     22106   SH             Sole               22106
Mettler-Toledo             COM                  592688105     752      6606   SH             Sole                6606
Microchip Tech.            COM                  595017104     881     28036   SH             Sole               28036
Microsoft                  COM                  594918104    2188     61464   SH             Sole               61464
Newell Rubbermaid          COM                  651229106     704     27193   SH             Sole               27193
NIKE Inc.                  COM                  654106103    1797     27978   SH             Sole               27978
Nokia Corp.                COM                  654902204    1716     44710   SH             Sole               44710
Oracle Corp.               COM                  68389X105    2572    113910   SH             Sole              113910
Paychex                    COM                  704326107     394     10867   SH             Sole               10867
PepsiCo Inc.               COM                  713448108    2333     30735   SH             Sole               30735
Pfizer                     COM                  717081103    1103     48532   SH             Sole               48532
PNC Financial              COM                  693475105    1439     21916   SH             Sole               21916
Possis Medical             COM                  737407106     324     22194   SH             Sole               22194
PPG Industries             COM                  693506107     731     10408   SH             Sole               10408
Procter & Gamble           COM                  742718109    1907     25974   SH             Sole               25974
Regis                      COM                  758932107     296     10578   SH             Sole               10578
SEI Investments            COM                  784117103     738     22927   SH             Sole               22927
Sherwin Williams           COM                  824348106     658     11331   SH             Sole               11331
Simpson Manufacturing      COM                  829073105     395     14859   SH             Sole               14859
SPDR Index SHS FDS         S&P 500 Index        78462F103     672      4594   SH             Sole                4594
Stanley Works              COM                  854616109     647     13346   SH             Sole               13346
SunTrust Banks             COM                  867914103     395      6317   SH             Sole                6317
Synovus                    COM                  87161C105     396     16448   SH             Sole               16448
T. Rowe Price              COM                  74144T108     808     13264   SH             Sole               13264
Texas Instruments          COM                  882508104     901     26974   SH             Sole               26974
Time Warner Inc.           COM                  887317105    1003     60771   SH             Sole               60771
Umpqua Bank                COM                  904214103     212     13789   SH             Sole               13789
Unilever PLC               Sponsored ADR        904767704     925     24719   SH             Sole               24719
Wal-Mart Stores            COM                  931142103     990     20835   SH             Sole               20835
Waters                     COM                  941848103     736      9303   SH             Sole                9303
Wells Fargo                COM                  949746101     248      8230   SH             Sole                8230
Western Union              COM                  959802109    1176     48415   SH             Sole               48415
Wilmington Trust           COM                  971807102     237      6741   SH             Sole                6741
Zimmer Holdings            COM                  98956P102    1056     15970   SH             Sole               15970